Nationwide Mid Cap Market Index Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NATIONWIDE MUTUAL FUNDS
Entity Central Index Key	0001048702
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 02, 2026